SHAREHOLDERS' EQUITY - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended	1 Months Ended
	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 Maximum	Jun. 26, 2012 Dividend Declared USD ($)	Jun. 26, 2012 Dividend Declared JPY (¥)
Stockholders Equity Note [Line Items]
Percentage of distributions from retained earnings appropriated as capital reserve or earned reserve	10.00%
Percentage of total amount of reserve to capital stock					25.00%
Cash dividend declared	¥ 9,242,000	¥ 7,299,000	¥ 9,152,000			$ 94,366	¥ 7,738,000
Retained earnings available for dividends distribution	¥ 131,316,000			$ 1,601